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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999

Check here if Amendment [ ]; Amendment Number:

This Amendment  (Check only one):            [    ]  is a restatement.
                                             [    ]  adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:     NM Capital Management, Inc.

Address:  6501 Americas Parkway, Suite 950

          Albuquerque, NM 87110


13F File Number:  801-14571

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:   Beverly A. Jones

Title:  Vice President-Administration

Phone:  (505) 888-9500 ext 120

Signature, Place, and Date of Signing:

/s/Beverly A. Jones              Albuquerque, NM               December 31, 1999
--------------------------------------------------------------------------------
Signature                            Place                               Date

Report Type  (Check only One):                   [ x ]  13F HOLDINGS REPORT
                                                 [   ]  13F NOTICE
                                                 [   ]  13F COMBINATION REPORT

List of other managers reporting for this manager: None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers: None

Form 13F information table entry total:

Form 13F information table value total:



List of other included managers:

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  No. 13F File number                                    Name
--------------------------------------------------------------------------------





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As Of        December 31, 1999     FORM 13F                 Reporting Manager - NM Capital Management, Inc.

Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

 ACE LTD                             COM     G0070K103        2467           147830     X              NM      39120     0   108710
 AMBAC FINANCIAL GROUP INC           COM      23139108        1741            33360     X              NM       9110     0    24250
 ANTEC CORP                          COM     03664P105        1557            42663     X              NM      12163     0    30500
 ASTORIA FINANCIAL CORP              COM      46265104        1074            35280     X              NM      11620     0    23660
 CANADIAN NATIONAL RAILWAY           COM     136375102        1738            65580     X              NM      19340     0    46240
 CONSOLIDATED STORES CORP            COM     210149100        1579            97180     X              NM      24790     0    72390
 DANKA BUSINESS SYS ADR              COM     236277109        2500           197030     X              NM      53980     0   143050
 DENTSPLY INTERNATIONAL INC          COM     249030107        1834            77610     X              NM      21220     0    56390
 EMC CORPORATION                     COM     268648102        2688            24605     X              NM       6604     0    18001
 EQUITABLE RESOURCES                 COM     294549100        2211            66260     X              NM      18250     0    48010
 FEDERATED INVESTORS INC CL          COM     314211103        1940            96680     X              NM      27520     0    69160
 FINANCIAL SECURITY ASSURAN          COM     31769P100        1702            32650     X              NM       9040     0    23610
 FORT JAMES CORPORATION              COM     347471104        1827            66750     X              NM      18350     0    48400
 GALILEO INTERNATIONAL INC           COM     363547100        1340            44750     X              NM      12010     0    32740
 HORACE MANN EDUCATORS CORP          COM     440327104        1438            73250     X              NM      21430     0    51820
 IBP INC                             COM     449223106        1047            58180     X              NM      25590     0    32590
 INCO LTD                            COM     453258402         260            11070     X              NM       2690     0     8380
 IRON MOUNTAIN INCORPORATED          COM     46284P104        2506            63740     X              NM      17430     0    46310
 LOEWS CORP                          COM     540424108         439             7230     X              NM       4490     0     2740
 MANDALAY RESORT GROUP               COM     562567107         251            12460     X              NM       5160     0     7300
 NABISCO GROUP HOLDINGS COR          COM     62952P102         459            43210     X              NM      24950     0    18260
 NORTHWEST AIRLINES CORP             COM     667280101        1643            73840     X              NM      20360     0    53480
 OAK INDUSTRIES INC                  COM     671400505        4025            37930     X              NM      12840     0    25090
 PARAMETRIC TECHNOLOGY CORP          COM     699173100        1314            48550     X              NM       9770     0    38780
 PENTON MEDIA INC                    COM     709668107        3490           145420     X              NM      34870     0   110550
 PUBLIC SVC NEW MEXICO               COM     744499104        1655           101870     X              NM      28580     0    73290
 RJ REYNOLDS TOBACCO HOLDIN          COM     76182K105         258            14641     X              NM       8379     0     6262
 SCI SYSTEMS INC                     COM     783890106        1420            17280     X              NM       9160     0     8120
 SENSORMATIC ELECTRONICS CO          COM     817265101        3167           181615     X              NM      49250     0   132365
 TECUMSEH PRODUCTS CO CL A           COM     878895200        1904            40355     X              NM       9810     0    30545
 TOTAL RENAL CARE HOLDINGS           COM     89151A107         881           131720     X              NM      35820     0    95900
 USEC INC                            COM     9.03E+112        1343           191820     X              NM      39920     0   151900
 WEATHERFORD INTERNATIONAL           COM     947074100        2940            73620     X              NM      17040     0    56580
 WELLMAN INC                         COM     949702104        1384            74295     X              NM      33605     0    40690
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